SHAREHOLDERS' EQUITY (Narrative) (Details)				12 Months Ended
	Dec. 03, 2015 USD ($) $ / shares shares	Nov. 30, 2015	Nov. 01, 2014 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares shares	Nov. 18, 2013 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares				120,000,000				120,000,000	120,000,000
Ordinary shares, par value per share | ₪ / shares							₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares issued in private placement | shares	4,436,898
Gross proceeds from private placement	$ 10,125,000
Purchase price per share (in dollars per share) | $ / shares	$ 2.282
Period taken to calculate the average closing price of an ordinary share	30 days
Period taken to calculate the weighted average closing price of an ordinary share, to adjust purchase price downwards	15 days
Percentage of downwards adjustment to purchase price for each whole 1% decrease in price of ordinary share	1.00%
Maximum percentage of downwards adjustment to purchase price	15.00%
Liquidated damages as a percentage of aggregate Subscription Amount		1.00%
Maximum percentage of the Subscription Amount that entity may incur as liquidated damages		10.00%
Weighted average fair value of stock options granted | $ / shares				$ 1.14	$ 4.49	$ 3.00
Options outstanding, in-the-money | shares				3,050,761
Options outstanding, out of the money | shares				2,416,576
Intrinsic value of options outstanding, out of the money				$ 0
Total intrinsic value of options exercised				9,000	$ 11,218,000
Number of stock options accelerated | shares					479,980
Total expense incurred in connection with the acceleration					$ 4,800,000
Total expense incurred				$ 7,429,000	$ 15,145,000	$ 10,405,000
Interactive Holding Corp. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted | shares				200,000
Weighted average exercise price of warrants | $ / shares				$ 3.03
Weighted-average grant-date fair value | $ / shares				$ 1.23
Total expense incurred				$ 2,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options accelerated | shares			33,333
Total expense incurred in connection with the acceleration			$ 220,000
Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares				$ 0.90
Options outstanding, in-the-money | shares				3,550,000
Total intrinsic value of options exercised
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 2,288,000
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				1 year 6 months 7 days
Stock Options And Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 6,597,000
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				1 year 1 month 28 days
Outstanding Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs				$ 244,000
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition				2 years 5 months 23 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 2.624
2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares				5,545,844
2003 Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term				5 years
2003 Option Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term				5 years
2003 Option Plan [Member] | Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
2003 Option Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
2003 Option Plan [Member] | Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				1 year
2003 Option Plan [Member] | Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				1 year